PENSION PLAN - Employee Benefit Obligations (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Net employee benefit obligations	$ 6	$ 44
Registered Plans
Disclosure of defined benefit plans [line items]
Net employee benefit obligations	(11)
Net employee benefit obligations		26
Supplemental Plan
Disclosure of defined benefit plans [line items]
Net employee benefit obligations	$ 17	$ 18